Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2020-1
Statement to Securityholders
Determination Date: March 11, 2020

Payment Date	3/16/2020
Collection Period Start	1/1/2020
Collection Period End	2/29/2020
Interest Period Start	2/19/2020
Interest Period End	3/15/2020

Cut-Off Date Net Pool Balance	$1,356,484,236.72
Cut-Off Date Adjusted Pool Balance	$1,356,484,236.72

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$277,000,000.00	$86,118,066.61	$190,881,933.39	0.689104	Feb-21
Class A-2 Notes	$475,000,000.00	$—	$475,000,000.00	1.000000	Jun-23
Class A-3 Notes	$441,000,000.00	$—	$441,000,000.00	1.000000	Nov-24
Class A-4 Notes	$122,790,000.00	$—	$122,790,000.00	1.000000	Aug-25
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Sep-25
Class C Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Oct-25
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Jul-26
Total Notes	$1,356,484,000.00	$86,118,066.61	$1,270,365,933.39

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,356,484,236.72	$1,273,757,143.98	0.939014
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$1,356,484,236.72	$1,273,757,143.98
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$236.72	$3,391,210.59
Reserve Account Balance	$3,391,210.59	$3,391,210.59

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$277,000,000.00	1.63725%	ACT/360	$327,540.96
Class A-2 Notes	$475,000,000.00	1.64000%	30/360	$562,611.11
Class A-3 Notes	$441,000,000.00	1.60000%	30/360	$509,600.00
Class A-4 Notes	$122,790,000.00	1.63000%	30/360	$144,551.12
Class B Notes	$13,565,000.00	1.79000%	30/360	$17,536.53
Class C Notes	$13,565,000.00	1.98000%	30/360	$19,397.95
Class D Notes	$13,564,000.00	2.23000%	30/360	$21,845.58
Total Notes	$1,356,484,000.00			$1,603,083.25

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,356,484,236.72	$1,273,757,143.98
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,356,484,236.72	$1,273,757,143.98
Number of Receivable Outstanding	66,505	64,565
Weight Average Contract Rate	4.58%	4.58%
Weighted Average Remaining Term (months)	60	58

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$10,134,632.02
Principal Collections	$82,507,680.41
Liquidation Proceeds	$39,783.67
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$92,682,096.10
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$92,682,096.10

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$2,260,807.06	$2,260,807.06	$—	$—	$90,421,289.04
Interest - Class A-1 Notes	$327,540.96	$327,540.96	$—	$—	$90,093,748.08
Interest - Class A-2 Notes	$562,611.11	$562,611.11	$—	$—	$89,531,136.97
Interest - Class A-3 Notes	$509,600.00	$509,600.00	$—	$—	$89,021,536.97
Interest - Class A-4 Notes	$144,551.12	$144,551.12	$—	$—	$88,876,985.85
First Allocation of Principal	$42,032,856.02	$42,032,856.02	$—	$—	$46,844,129.83
Interest - Class B Notes	$17,536.53	$17,536.53	$—	$—	$46,826,593.30
Second Allocation of Principal	$13,565,000.00	$13,565,000.00	$—	$—	$33,261,593.30
Interest - Class C Notes	$19,397.95	$19,397.95	$—	$—	$33,242,195.35
Third Allocation of Principal	$13,565,000.00	$13,565,000.00	$—	$—	$19,677,195.35
Interest - Class D Notes	$21,845.58	$21,845.58	$—	$—	$19,655,349.77
Fourth Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$6,091,349.77
Reserve Account Deposit Amount	$—	$—	$—	$—	$6,091,349.77
Regular Principal Distribution Amount	$3,391,210.59	$3,391,210.59	$—	$—	$2,700,139.18
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,700,139.18
Remaining Funds to Certificates	$2,700,139.18	$2,700,139.18	$—	$—	$—
Total	$92,682,096.10	$92,682,096.10	—	—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,356,484,236.72	$1,273,757,143.98
Note Balance	$1,356,484,000.00	$1,270,365,933.39
Overcollateralization (Adjusted Pool Balance - Note Balance)	$236.72	$3,391,210.59
Target Overcollateralization Amount	$—	$3,391,210.59
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,210.59
Beginning Reserve Account Balance	$3,391,210.59
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,210.59

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.02%	49	$219,412.33
Liquidation Proceeds of Defaulted Receivables[1]	0.00%	16	$39,783.67
Monthly Net Losses (Liquidation Proceeds)			$179,628.66
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			N/A
Second Preceding Collection Period			N/A
Preceding Collection Period			N/A
Current Collection Period			0.16%
Four-Month Average Net Loss Ratio			N/A
Cumulative Net Losses for All Periods			$179,628.66
Cumulative Net Loss Ratio			0.01%
1 Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.08%	45	$962,188.20
60-89 Days Delinquent	0.00%	3	$55,980.80
90-119 Days Delinquent	0.00%	0	$—
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.08%	48	$1,018,169.00

Repossession Inventory:	# of Receivables	Principal Balance
Repossessed in the Current Collection Period	5	$126,357.70
Total Repossessed Inventory	4	$107,942.17

60+ Delinquency Percentage:	# of Receivables	Amount
60+ Day Delinquent Receivables	3	$55,980.80
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period		N/A
Second Preceding Collection Period		N/A
Preceding Collection Period		N/A
Current Collection Period		0.00%
Delinquency Trigger		4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)		No